NOTES PAYABLE – RELATED PARTIES	6 Months Ended
Nov. 30, 2022
Related Party Transactions [Abstract]
NOTES PAYABLE – RELATED PARTIES

NOTE 5 – NOTES PAYABLE – RELATED PARTIES

Notes payable – related parties consisted of the following:

	November 30, 2022	May 31, 2022
Note payable to Company law firm (and owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	$2,073	$2,073
Notes payable to The OZ Corporation (owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	69,250	69,250
Note payable to the Chief Executive Officer, non-interest bearing, due on demand, unsecured	2,128	14,228
Note payable to the wife of the Chief Executive Officer as part of the 25% acquisition of Simply Whim, interest at 12%, due on September 20, 2023, unsecured (See Note 10)	2,000,000	14,228
Convertible note payable to John D. Thomas P.C. (Company law firm and owner of 2,500 shares of common stock since August 16, 2018), interest at 10%, due on demand	–	50,000
Total Notes Payable	2,073,451	135,551
Less: Current Portion	(2,073,451)	(135,551)
Long-Term Notes Payable	$–	$–

NOTE 6 - DERIVATIVE LIABILITY

The derivative liability at November 30, 2022 and May 31, 2022 consisted of:

	November 30, 2022		May 31, 2022
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$73,171	$40,000	$40,000
Convertible note payable issued April 5, 2017, due on demand (W)	29,000	73,561	29,000	43,500
Convertible note payable issued April 5, 2017, due on demand (X)	21,500	54,537	21,500	32,250
Convertible note payable issued December 1, 2017, due on demand (BB)	50,000	–	50,000	33,333
Convertible note payable issued December 1, 2017, due on demand (CC)	50,000	–	50,000	33,333
Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	64,024	35,000	35,000
Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	15,559	8,506	8,506
Convertible note payable issued November 30, 2020, due on November 30, 2021 (SS)	154,764	215,203	154,764	1,392,875
Convertible note payable issued June 4, 2021, due on June 4, 2022 (VV)	170,212	217,468	170,212	1,176,766
Convertible note payable issued August 27, 2021, due on August 27, 2022 (WW)	14,000	16,569	14,000	21,538
Convertible note payable issued June 10, 2022, due on June 10, 2023 (AA)	38,880	218,979	–	–
Convertible note payable issued November 4, 2022, due on November 4, 2023 (C)	30,555	86,448	–	–
Totals	$642,417	$1,035,419	$572,982	$2,817,101

The above convertible notes contain a variable conversion feature based on the future trading price of the Company common stock. Therefore, the number of shares of common stock issuable upon conversion of the notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion features as a derivative liability at the respective issuance dates of the notes and charged the applicable amounts to debt discounts and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the respective issuance dates of the notes to the measurement dates is charged (credited) to other expense (income). The fair value of the derivative liability of the notes is measured at the respective issuance dates and quarterly thereafter using the Black Scholes option pricing model.

Assumptions used for the calculations of the derivative liability of the notes at November 30, 2022 include (1) stock price of $0.0058 per share, (2) exercise prices ranging from $0.00004 to $0.002665 per share, (3) terms ranging from 0 days to 365 days, (4) expected volatility of 2,170% and (5) risk free interest rates ranging from 4.07% to 4.76%.

Assumptions used for the calculations of the derivative liability of the notes at May 31, 2022 include (1) stock price of $0.001 per share, (2) exercise prices ranging from $0.0004 to $0.00065 per share, (3) terms ranging from 0 days to 88 days, (4) expected volatility of 1,986% and (5) risk free interest rates ranging from 0.73% to 1.16%.

Concentration of Derivative Liability:

The derivative liability relates to convertible notes payable due to:

	November 30, 2022	May 31, 2022

Lender A	$215,203	$1,392,874
Lender B	217,468	1,176,765
Lender C	305,427	–
Lender D	96,052	65,044
5 other lenders	201,269	182,418

Total	$1,035,419	$2,817,101